Bank Loans - Schedule of Bank Loans (Details)		12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)		Jun. 30, 2024 CNY (¥)
Schedule of Bank Loans [Line Items]
Long-term loans		$ 3,073,227		$ 3,806,557
Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		10,574,694		10,663,972	¥ 75,700,000		¥ 76,000,000
Less: current portion		7,501,467		6,857,415	53,700,000		48,871,429
Long-term loans		3,073,227		3,806,557	22,000,000		27,128,571
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 202,554	[1]	$ 203,457	1,450,000	[1]	1,450,000
Annual Interest Rate		3.50%	[1]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 768,306	[2]	$ 771,735	5,500,000	[2]	5,500,000
Annual Interest Rate		3.50%	[2]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 733,384	[3]	$ 736,656	5,250,000	[3]	5,250,000
Annual Interest Rate		3.50%	[3]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 698,461	[4]	$ 701,577	5,000,000	[4]	5,000,000
Annual Interest Rate		3.80%	[4]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 62,861	[5]	$ 63,142	450,000	[5]	450,000
Annual Interest Rate		3.80%	[5]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 104,769	[6]	$ 105,237	750,000	[6]	750,000
Annual Interest Rate		3.80%	[6]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 502,892	[7]	$ 505,136	3,600,000	[7]	3,600,000
Annual Interest Rate		3.50%	[7]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 698,461	[8]	$ 701,577	5,000,000	[8]	5,000,000
Annual Interest Rate		3.50%	[8]	3.50%
Jiangyin Rural Commercial Bank [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 1,396,921	[9]	$ 1,403,154	10,000,000	[9]	10,000,000
Annual Interest Rate		3.65%	[9],[10]	3.65%
China Merchants Bank Co., Ltd [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 377,169	[11]	$ 378,852	2,700,000	[11]	2,700,000
Annual Interest Rate		4.48%	[11]	4.93%
Jiangsu Bank Co., Ltd [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 419,076	[12]	$ 420,946	3,000,000	[12]	3,000,000
Annual Interest Rate		3.50%	[12]	4.35%
Jiangsu Bank Co., Ltd. One [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 139,692	[13]	$ 701,577	1,000,000	[13]	5,000,000
Annual Interest Rate		3.10%	[13]	3.60%
Jiangsu Bank Co., Ltd. Two [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount	[14]	$ 558,768			4,000,000
Annual Interest Rate	[14]	3.10%
Jiangyin Rural Commercial Bank One [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount		$ 2,514,459	[15]	$ 841,893	¥ 18,000,000	[15]	6,000,000
Annual Interest Rate		3.65%	[15]	3.65%
Jiangyin Rural Commercial Bank Two [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount				$ 1,403,154			10,000,000
Annual Interest Rate				3.65%
Jiangyin Rural Commercial Bank Three [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount				$ 1,683,785			12,000,000
Annual Interest Rate				3.65%
Bank of Hangzhou Co., Ltd [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount				$ 29,466			210,000
Annual Interest Rate				9.832%
Shenzhen Qianhai Webank [Member] | Loan Payable [Member]
Schedule of Bank Loans [Line Items]
Principal Amount				$ 12,628			¥ 90,000
Annual Interest Rate				9.832%
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 18, 2024		Mar. 18, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 19, 2024		Mar. 19, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 19, 2024		Mar. 19, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 20, 2024		Mar. 20, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 21, 2024		Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 21, 2024		Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 21, 2024		Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 21, 2024		Mar. 21, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 03, 2025		Mar. 04, 2024
Minimum [Member] | China Merchants Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term		Jun. 10, 2025		Apr. 02, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term		May 29, 2025		May 30, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd. One [Member]
Schedule of Bank Loans [Line Items]
Contract term		Jun. 11, 2025		Jun. 18, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd. Two [Member]
Schedule of Bank Loans [Line Items]
Contract term		Jun. 11, 2025
Minimum [Member] | Jiangyin Rural Commercial Bank One [Member]
Schedule of Bank Loans [Line Items]
Contract term		May 06, 2025		May 15, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank Two [Member]
Schedule of Bank Loans [Line Items]
Contract term				Mar. 06, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank Three [Member]
Schedule of Bank Loans [Line Items]
Contract term				May 14, 2024
Minimum [Member] | Bank of Hangzhou Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term				Apr. 01, 2024
Minimum [Member] | Shenzhen Qianhai Webank [Member]
Schedule of Bank Loans [Line Items]
Contract term				Apr. 01, 2024
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 18, 2027		Mar. 18, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 19, 2027		Mar. 19, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 19, 2027		Mar. 19, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Schedule of Bank Loans [Line Items]
Contract term		Jul. 01, 2025		Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 20, 2027		Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 20, 2027		Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 20, 2027		Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 20, 2027		Mar. 20, 2027
Maximum [Member] | Jiangyin Rural Commercial Bank [Member]
Schedule of Bank Loans [Line Items]
Contract term		Mar. 02, 2026		Mar. 03, 2025
Maximum [Member] | China Merchants Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term		Aug. 21, 2025		Mar. 23, 2025
Maximum [Member] | Jiangsu Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term		May 28, 2026		May 29, 2025
Maximum [Member] | Jiangsu Bank Co., Ltd. One [Member]
Schedule of Bank Loans [Line Items]
Contract term		Jun. 10, 2026		Jun. 17, 2025
Maximum [Member] | Jiangsu Bank Co., Ltd. Two [Member]
Schedule of Bank Loans [Line Items]
Contract term		Jun. 10, 2026
Maximum [Member] | Jiangyin Rural Commercial Bank One [Member]
Schedule of Bank Loans [Line Items]
Contract term		May 05, 2026		May 13, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank Two [Member]
Schedule of Bank Loans [Line Items]
Contract term				Mar. 05, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank Three [Member]
Schedule of Bank Loans [Line Items]
Contract term				May 12, 2025
Maximum [Member] | Bank of Hangzhou Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Contract term				Mar. 27, 2026
Maximum [Member] | Shenzhen Qianhai Webank [Member]
Schedule of Bank Loans [Line Items]
Contract term				Mar. 27, 2026

[1]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million ($202,554) on March 18, 2024. This loan matures on March 18, 2027.
[2]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.5 million ($768,306) on March 19, 2024. This loan matures on March 19, 2027.
[3]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($733,384) on March 19, 2024%. This loan matures on March 19, 2027.
[4]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($698,461) on March 20, 2024. The loan was repaid on July 1, 2025.
[5]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 450,000 ($62,861) on March 21, 2024. This loan matures on March 20, 2027.
[6]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 750,000 ($104,769) on March 21, 2024. This loan matures on March 20, 2027.
[7]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approxilately$300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB3.6 million ($502,892) on March 21, 2024. This loan matures on March 20, 2027.
[8]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $300,000) and RMB27.7 million (approximately $3.9 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($698,461) on March 21, 2024. This loan matures on March 20, 2027.
[9]	On March 3, 2025, Wuxi Libang obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa.
[10]	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank with a maturity date of March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa.
[11]	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($377,169) from China Merchants Bank Co., Ltd. and a maturity date of June 10, 2026. The loan was repaid August 21, 2025.
[12]	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($419,076) from Jiangsu Bank Co., Ltd. and a maturity date of May 29, 2025. On May 28, 2025, Li Bang Kitchen Appliance extended the loan to May 28, 2026. The loan is collateralized by real estate, land use rights and patents.
[13]	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB1 million ($139,692) from Jiangsu Bank Co., Ltd., and a maturity date of June 10, 2026. The loan is collateralized by real estate, land use rights and patents.
[14]	On June 11, 2025, Wuxi Libang obtained a working capital loan of BMB4 million ($558,768) from Jiangyin Rural Commercial Bank and due on June 10, 2026. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights.
[15]	On May 6, 2025, Wuxi Libang obtained a working capital loan of RMB18 million (approximately $2.5 million) from Jiangyin Rural Commercial Bank and due on May 6, 2026. The loan is guaranteed by Mr. Huang Feng.